Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 3,477,436	Taxes	Canada		Government of Canada, Canada Revenue Agency	Non project specific
#: 2
	356,157	Taxes	Cote d'Ivoire		Government of Cote d'Ivoire, Ivorian Anti Pollution Center
#: 3
	13,385,563	Taxes	Cote d'Ivoire		Government of Cote d'Ivoire, General Directorate of Taxes
#: 4
	18,572,013	Royalties	Cote d'Ivoire		Government of Cote d'Ivoire, General Directorate of Taxes
#: 5
	323,719	Taxes	Cote d'Ivoire		Government of Cote d'Ivoire, General Directorate of Mines and Geology
#: 6
	3,221,995	Royalties	Cote d'Ivoire		Government of Cote d'Ivoire, General Directorate of Mines and Geology
#: 7
	122,904	Fees	Cote d'Ivoire		Government of Cote d'Ivoire, General Directorate of Mines and Geology
#: 8
	82,465	Taxes	Cote d'Ivoire		Government of Cote d'Ivoire, General Directorate of the Treasury and Public Accounting
#: 9
	1,632,282	Infrastructure	Cote d'Ivoire		Department of Divo, Local Mining Development Committee
#: 10
	18,150,933	Taxes	Mali		Government of Mali, General Directorate of Large Enterprises (Taxes)	Sadiola Gold Mine
#: 11
	1,811,700	Taxes	Mali		Government of Mali, General Directorate of Large Enterprises (Taxes)	Korali-Sud Gold Mine
#: 12
	10,036,232	Royalties	Mali		Government of Mali, General Directorate of Large Enterprises (Taxes)	Sadiola Gold Mine
#: 13
	9,996,785	Royalties	Mali		Government of Mali, National Directorate of Lands and Registry	Sadiola Gold Mine
#: 14
	36,171,723	Taxes	Mali		Government of Mali, Ministry of Economy and Finance
#: 15
	34,881,923	Fees	Mali		Government of Mali, Ministry of Economy and Finance
#: 16
	39,137	Fees	Mali	snj:ML-1	Municipality of Sadiola
#: 17
	526,885	Infrastructure	Mali	snj:ML-1	Municipality of Sadiola	Korali-Sud Gold Mine
#: 18
	470,147	Taxes	Cote d'Ivoire			Agbaou Gold Mine
#: 19
	8,151,834	Royalties	Cote d'Ivoire			Agbaou Gold Mine
#: 20
	61,487	Fees	Cote d'Ivoire			Agbaou Gold Mine
#: 21
	730,850	Infrastructure	Cote d'Ivoire			Agbaou Gold Mine
#: 22
	13,748,880	Taxes	Cote d'Ivoire			Bonikro-Hire Gold Mines
#: 23
	13,642,174	Royalties	Cote d'Ivoire			Bonikro-Hire Gold Mines
#: 24
	108,653	Fees	Cote d'Ivoire			Bonikro-Hire Gold Mines
#: 25
	942,466	Infrastructure	Cote d'Ivoire			Bonikro-Hire Gold Mines
#: 26
	68,131,421	Fees	Mali			Sadiola Gold Mine
#: 27
	$ 3,084,647	Fees	Mali			Korali-Sud Gold Mine